UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-13768
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                08/13/2012
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  88
                                         ---------------
Form 13F Information Table Value Total:  $94,964.72
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
06/30/2012
13F Report

                                                                FAIR
                                                            MARKET VALUE                   INVESTMENT          VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP      (IN THOUSANDS)       SHARES     DISCRETION        SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                       COMMON STOCK   88579y101       290.304           3240      Sole            3240
A T & T Inc new                  COMMON STOCK   00206r102        249.62           7000      Sole            7000
Abbott Labs                      COMMON STOCK   002824100     626.97075           9725      Sole            9725
Altria Group Inc                 COMMON STOCK   02209S103       556.255          16100      Sole           16100
America Movil Ser L ADR          COMMON STOCK   02364w105       684.075          26250      Sole           26250
American Sts Water               COMMON STOCK   029899101       546.204          13800      Sole           13800
Apache Corp                      COMMON STOCK   037411105     892.00484      10149.105      Sole       10149.105
Apple Inc.                       COMMON STOCK   037833100       622.544           1066      Sole            1001                 65
Aqua America Inc                 COMMON STOCK   03836W103      296.2752          11870      Sole           11870
Archer Daniels Midland           COMMON STOCK   039483102      976.9644          33095      Sole           31945               1150
Bank Of Montreal                 COMMON STOCK   063671101     709.89676      12846.485      Sole           12245            601.485
Barrick Gold Corp                COMMON STOCK   067901108     756.84765          20145      Sole           19720                425
Baxter International Inc         COMMON STOCK   071813109     809.20875          15225      Sole           14975                250
Bed Bath & Beyond Inc            COMMON STOCK   075896100       471.534           7630      Sole            7135                495
Bristol Myers Squibb Company     COMMON STOCK   110122108     258.30075           7185      Sole            6935                250
Canadian Natl Railway Co         COMMON STOCK   136375102       232.045           2750      Sole            2750
Caterpillar Inc                  COMMON STOCK   149123101    1060.97278      12495.263      Sole           12175            320.263
Chevron Corp                     COMMON STOCK   166764100     1220.1075          11565      Sole           11410                155
Cimarex Energy Co                COMMON STOCK   171798101    1391.44928          25244      Sole           24294                950
Citrix Systems                   COMMON STOCK   177376100      672.7791           8015      Sole            7690                325
Cntrl Fund of Canada Ltd         COMMON STOCK   153501101    2707.52927         136813      Sole          131538               5275
Coca Cola Co                     COMMON STOCK   191216100      465.2305           5950      Sole            5875                 75
Covidien Ltd                     COMMON STOCK   G2554F113    1061.75383      19845.866      Sole           18950            895.866
CVS/Caremark Corp                COMMON STOCK   126650100    1305.40255          27935      Sole           26885               1050
Diageo PLC New Spons ADR         COMMON STOCK   25243q205    2044.59959          19837      Sole           19212                625
Disney                           COMMON STOCK   254687106     1389.7675          28655      Sole           27470               1185
Duke Energy Corp                 COMMON STOCK   26441c105       523.462          22700      Sole           22634                 66
Equity Residential               COMMON STOCK   29476L107      200.1756           3210      Sole            3210
ETFS Physcl Swiss Gold Shs       COMMON STOCK   26922Y105     1839.8381          11631      Sole           10986                645
Exxon Mobil Corp                 COMMON STOCK   30231G102    2499.35988      29208.366      Sole           27802           1406.366
FedEx Corporation                COMMON STOCK   31428x106     896.40385           9785      Sole            9210                575
General Electric Co              COMMON STOCK   369604103     2202.5796         105690      Sole          102260               3430
Google Inc CL A                  COMMON STOCK   38259P508     690.86337           1191      Sole            1131                 60
Home Depot Inc                   COMMON STOCK   437076102      558.5146          10540      Sole           10115                425
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406     673.46793          15261      Sole           14785                476
Humana Inc                       COMMON STOCK   444859102      872.3616          11265      Sole           10765                500
Intel Corp                       COMMON STOCK   458140100     279.15875          10475      Sole           10475
International Business Machine   COMMON STOCK   459200101    1161.61383      5939.3283      Sole       5734.1763            205.152
iPath SP500 VIX Med Term         COMMON STOCK   06740C519     1605.7215          35850      Sole           35850
iShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457    2946.87536          34928      Sole           33916               1012
iShares Barclays 20+ Yr. Treas   COMMON STOCK   464287432    7518.32636       60050.53      Sole           57010            3040.53
iShares Barclays 7-10 Yr Treas   COMMON STOCK   464287440       388.548           3600      Sole            3600
iShares Barclays Aggregate Bon   COMMON STOCK   464287226     950.41786       8539.244      Sole            7428           1111.244
iShares Barclays Tips Bond Ind   COMMON STOCK   464287176    3706.67099     30966.3408      Sole      29529.3408               1437
iShares DJ Sel Div Index Fd      COMMON STOCK   464287168     1242.9228          22120      Sole           21925                195
iShares MSCI ACWI Index          COMMON STOCK   464288257    1739.48937          39651      Sole           39151                500
iShares MSCI EAFE Index Fd       COMMON STOCK   464287465     342.82552           6862      Sole            6862
iShares MSCI Japan Index Fd      COMMON STOCK   464286848     331.46725          35225      Sole           35225
iShares Russell 3000 Value       COMMON STOCK   464287663       346.905           3900      Sole            3900
iShares Tr MSCI Emerging Mkts    COMMON STOCK   464287234    2235.19553          57115      Sole           53215               3900
J P Morgan Chase & Co            COMMON STOCK   46625H100    1134.34393      31747.661      Sole           29965           1782.661
Kraft Foods Inc Cl A             COMMON STOCK   50075N104     229.75038           5949      Sole            5949
Layne Christensen Company        COMMON STOCK   521050104     794.39255          38395      Sole           37020               1375
Lockheed Martin Corp             COMMON STOCK   539830109      204.2026           2345      Sole            2245                100
Marathon Petroleum Corporation   COMMON STOCK   56585A102     294.18108           6549      Sole            6374                175
MasterCard Inc                   COMMON STOCK   57636Q104     938.06991           2181      Sole            2136                 45
McDonalds Corp                   COMMON STOCK   580135101    1577.16195          17815      Sole           17390                425
Merck & Co                       COMMON STOCK   58933Y105      636.0195          15234      Sole           14853                381
Microchip Technology Inc         COMMON STOCK   595017104     1451.5504          43880      Sole           42280               1600
Microsoft Corp                   COMMON STOCK   594918104     921.52375          30125      Sole           28595               1530
Molex Incorporated               COMMON STOCK   608554101      679.6566          28390      Sole           27365               1025
NextEra Energy Inc               COMMON STOCK   65339f101     941.45842          13682      Sole           13122                560
Novartis AG ADS                  COMMON STOCK   66987v109      1877.122          33580      Sole           32180               1400
PartnerRe Ltd                    COMMON STOCK   G6852T105      536.5003           7090      Sole            6765                325
PepsiCo Inc                      COMMON STOCK   713448108    1475.94608          20888      Sole           20083                805
Pfizer                           COMMON STOCK   717081103     897.89808      39039.047      Sole           37887           1152.047
Philip Morris International      COMMON STOCK   718172109      377.8358           4330      Sole            4330
Plum Creek Timber Co             COMMON STOCK   729251108       776.532          19560      Sole           18860                700
Procter & Gamble Co              COMMON STOCK   742718109      553.0875           9030      Sole            8660                370
Qualcomm Inc                     COMMON STOCK   747525103     592.21248          10636      Sole           10286                350
Rayonier Inc                     COMMON STOCK   754907103      431.3094           9606      Sole            9556                 50
Rockwell Collins                 COMMON STOCK   774341101      674.0223          13658      Sole           13258                400
S & P Depository Receipts SPDR   COMMON STOCK   78462f103    2162.57234          15889      Sole           15300                589
Schlumberger Ltd                 COMMON STOCK   806857108      936.0022          14420      Sole           13870                550
Short S&P 500 Proshares  ETF     COMMON STOCK   74347R503      3733.504         102400      Sole           97925               4475
Spectra Energy Corp              COMMON STOCK   847560109      280.7196           9660      Sole            9325                335
Starwood Property Trust, Inc.    COMMON STOCK   85571B105      1097.465          51500      Sole           49400               2100
TE Connectivity Ltd.             COMMON STOCK   H84989104     743.66255          23305      Sole           22590                715
Time Warner Cable Inc            COMMON STOCK   88732J207      353.6047           4307      Sole            4057                250
Vectren Corp Indiana             COMMON STOCK   92240G101     214.49232           7266      Sole            7266
Verizon Communications           COMMON STOCK   92343v104     416.35836           9369      Sole            9214                155
VMware, Inc.                     COMMON STOCK   928563402      446.5512           4905      Sole            4705                200
Vodafone Group PLC               COMMON STOCK   92857w209    1693.50528          60096      Sole           57646               2450
Wal-Mart Stores                  COMMON STOCK   931142103     1554.0588          22290      Sole           21765                525
Wells Fargo & Co                 COMMON STOCK   949746101    1419.43701      42447.279      Sole           40726           1721.279
Western Gas Partners LP          COMMON STOCK   958254104     652.75236       14961.09      Sole           14290             671.09
WisTr China Yuan Fd              COMMON STOCK   97717W182    1310.08807          51967      Sole           49452               2515
WisTr Emrg Mkt Lcl Debt Fd       COMMON STOCK   97717X867    1903.36707      37601.088      Sole           37050            551.088